Restructuring charges	6 Months Ended
Jun. 30, 2011
Restructuring charges
3. Restructuring charges

Restructuring charges recognized during the six months ended June 30, 2011 comprise:

	Six Months Ended
	June 30,	June 30,
	2011	2010
	(in thousands)

Restructuring charges	$5,002	$-

During the six months ended June 30, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of a restructuring plan, the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized during the six months ended June 30, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions.

Details of the movement in restructuring provisions recognised during the six months ended June 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,956	$1,046	$5,002

Cash payments	(2,491)	(95)	(2,586)
P,P&E write-off	-	(29)	(29)
Foreign exchange movement	(1)	(8)	(9)

Closing provision	$1,464	$914	$2,378